Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Domestic	$ 4,458	$ (3,328)	$ (507)
Foreign	2,579	1,697	1,983
Income (loss) before income taxes	$ 7,037	$ (1,631)	$ 1,476